Securitisations and Covered Bonds - Disclosure of Analysis of Securitisations and Covered Bonds (Details) £ in Millions, € in Billions	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Jun. 30, 2023 EUR (€)
Disclosure Of Securitisations And Covered Bonds [Line Items]
Notional amount	£ 264,809		£ 225,608
Assets recognised in entity's financial statements in relation to structured entities	33,189		27,927
Euro €35bn Global Covered Bond Programme
Disclosure Of Securitisations And Covered Bonds [Line Items]
Notional amount | €		€ 35		€ 35	€ 35
Securitisation programmes
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	8,159		6,047
Securitisation programmes | Mortgage-backed master trust structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	7,393		5,290
Securitisation programmes | Other asset-backed securitisation structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	766		757
Holmes | Securitisation programmes | Mortgage-backed master trust structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	4,669		3,242
Fosse | Securitisation programmes | Mortgage-backed master trust structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	2,724		2,048
Repton | Securitisation programmes | Other asset-backed securitisation structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	766		757
Euro €35bn Global Covered Bond Programme | Covered bond programme:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	£ 25,030		£ 21,880